Payable To Platform Investors	12 Months Ended
Dec. 31, 2025
Payable To Platform Investors [Abstract]
Payable To Platform Investors
29.	Payable to platform investors
As of December 31, 2024 and 2025, the payable to platform investors represented the investors’ funds whose withdrawal is in process according to the settlement schedule.